Supplemental cash flow information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest	$ 174	$ 160	$ 19,511	$ 18,781	$ 19,066
Income/withholding taxes	$ 3,049	$ 2,596	13,904	24,125	12,189
Accrued capital costs			3,018	777	744
Iceland [Member]
Income/withholding taxes			$ 0	$ 8,388	$ 5,491